EARNINGS PER SHARE (Details) - shares	3 Months Ended								12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
EARNINGS PER SHARE [Abstract]
Weighted-average common shares issued									3,805,636	3,805,636	3,805,636
Average treasury stock shares									(1,874,720)	(1,852,450)	(1,798,021)
Average unallocated ESOP shares									(162,715)	(172,659)	(180,722)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,753,946	1,771,722	1,771,457	1,775,561	1,774,553	1,772,165	1,782,091	1,793,055	1,768,201	1,780,527	1,826,893
Additional common stock equivalents (stock options) used to calculate diluted earnings per share										54	367
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,753,946	1,771,722	1,771,457	1,775,561	1,774,553	1,772,165	1,782,091	1,793,272	1,768,201	1,780,581	1,827,260